Class R5 and R6 | Invesco Oppenheimer Real Estate Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees  (fees paid directly from your investment)
Shareholder Fees - Class R5 and R6 - Invesco Oppenheimer Real Estate Fund	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class R5 and R6 - Invesco Oppenheimer Real Estate Fund		Class R5	Class R6
Management Fees		0.88%	0.88%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses	[1]	0.10%	0.05%
Total Annual Fund Operating Expenses		0.98%	0.93%
Fee Waiver and/or Expense Reimbursement	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.97%	0.92%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the statement of additional information (SAI)) of Class R5, and Class R6 shares to 0.97% and 0.92%, respectively, of the Fund’s average daily net assets (the “expense limits”) through at least May 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class R5 and R6 - Invesco Oppenheimer Real Estate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R5	99	310	540	1,199
Class R6	94	294	513	1,141

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 84% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of real estate companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a real estate company to be one that derives at least 50% of its revenues from, or invests at least 50% of its assets in, the ownership, construction, financing, management or sale of commercial, industrial or residential real estate. The Fund primarily invests in real estate investment trusts (REITs) but may also invest in real estate operating companies (REOCs) and other real estate related securities. REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in. The assets of the REITs that the Fund invests in are primarily land and buildings, although the Fund may invest in REITs that hold mortgages or a combination of investment types.

The portfolio manager employs both top-down and bottom-up methods in selecting securities for the Fund.

Top-Down Analysis. The Fund’s portfolio manager is employed by the Fund’s sub-adviser, Barings LLC (Sub-Adviser), which has in-house real estate specialists who can provide field observations regarding local, regional and national real estate trends and fundamentals in support of the top-down analysis. The Sub-Adviser also has comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio. This allows the portfolio manager to use proprietary models to analyze markets at various levels, including Standard Industrial Classification code, zip code and Metropolitan Statistical Area, resulting in comprehensive industry databases.

The Fund’s top-down portfolio weightings are determined by a national, regional and metro area market analysis of the following factors:
  Projected growth in supply and demand factors specifically related to the commercial property markets.
  Projected growth in new commercial space by tracking construction in process and building permit activity.
  Expected growth in supply and demand for hotels.
  Projected growth in Gross Domestic Product and airline travel.
  Anticipated growth in new construction and building permit activity of all classes of business, leisure and resort hotels.
  Anticipated growth in supply and demand factors affecting residential real estate.
  Expected growth in population, employment, personal income, household formations and propensity to own versus rent.
  Current affordability of the single-family residential real estate market.
Bottom-Up Analysis. The portfolio manager’s bottom-up analysis uses traditional equity analysis to assess an individual real estate company’s portfolio, current business strategy, capital structure and management track record. Specifically, the portfolio manager looks for companies with the following characteristics:
  Capacity for predictable and sustainable growth in revenue and earnings per share.
  Dominant owner/operator in its property types and geographic markets.
  Property holdings poised for potentially higher growth due to management’s strategic positioning or due to geographic locations in markets where land suitable for development is scarce.
  Strong capital structure and access to capital that may help to effect long-term business strategies.
  Experienced senior management with a strong track record and a wide spectrum of industry-specific skills.
  Attractive valuation relative to other companies and to historical valuations in the real estate market.
The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Real Estate Market Risks. The Fund’s performance is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to many different factors, including: market disruptions, increased vacancies or declining rents, negative economic developments affecting businesses or individuals, increased real estate operating costs, low demand, oversupply, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, the failure of borrowers to repay loans in a timely manner, changes in prevailing interest rates or rates of inflation, lack of available credit or changes in federal or state taxation policies affecting real estate. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor company management, or other factors that affect companies in general. Real estate companies, including REITs, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid.

Risks of Investing in REITs. Investment in REITs is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to a number of factors, including but not limited to disruptions in real estate markets, increased vacancies or declining rents, increased property taxes and other operating costs, low demand or oversupply, the failure of borrowers to repay loans in a timely manner, changes in tax and regulatory requirements and changes in interest rates or rates of inflation. Mortgage REITs are particularly subject to interest rate risks.

REITs are dependent upon the quality of their management and may not be diversified geographically or by property type. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. REITs generally tend to be small- to mid-cap stocks and are subject to risks of investing in those securities, including limited financial resources and dependency on heavy cash flow. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Smaller Real Estate Company Risks. Smaller companies are typically subject to greater risk of loss than larger companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more price volatility. Smaller companies’ securities often trade in lower volumes and may be harder to sell at an acceptable price. Buy and sell transactions in a smaller company’s stock could impact the stock’s price more than it would a larger company’s stock. Smaller real estate companies may have limited access to financial and other resources and lack liquidity in a declining market. They may have unseasoned management and may be more sensitive to changes in management or depth of management skill than larger, more established companies.

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in the securities of companies in one industry or market sector will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in real estate securities, the Fund may perform poorly during a downturn in that industry.

Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Real Estate Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Class R6 shares’ returns shown for periods ending on or prior to May 24, 2019 are those of the Class I shares of the predecessor fund. Class I shares of the predecessor fund were reorganized into Class R6 shares of the Fund after the close of business on May 24, 2019. Class R6 shares’ returns of the Fund will be different from Class I shares’ returns of the predecessor fund as they have different expenses.

Class R5 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and predecessor fund’s Class A shares. Although the Class R5 shares are invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A returns of the Fund and predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Class R6 shares year-to-date (ended March 31, 2019): 16.53% Best Quarter (ended December 31, 2014): 16.12% Worst Quarter (ended June 30, 2015): -10.61%
Average Annual Total Returns  (for the periods ended December 31, 2018)
Average Annual Total Returns - Class R5 and R6 - Invesco Oppenheimer Real Estate Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class R6 shares:		(5.55%)	7.37%		6.44%	Aug. 28, 2012
Class R6 shares: | Return After Taxes on Distributions		(6.88%)	4.84%		4.23%	Aug. 28, 2012
Class R6 shares: | Return After Taxes on Distributions and Sale of Fund Shares		(2.80%)	5.15%		4.45%	Aug. 28, 2012
Class R5 shares:	[1]	(5.96%)	6.91%	11.49%		May 24, 2019
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)		(4.62%)	7.90%		6.73%	Aug. 28, 2012
[1]	Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class A shares is March 4, 2002.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class R6 shares only and after-tax returns for other classes will vary.